Net Earnings per Share (Summary of Options Excluded from Calculation of Diluted Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [Line Items]
Number of options excluded	1,681,305	2,056,982